Offerings - Offering: 1	Jun. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,655
Offering Note
(1)	Consists of shares to be issued pursuant to that certain Distribution Agreement, dated June 3, 2025, by and among Unitil Corporation, Janney Montgomery Scott LLC, and Scotia Capital (USA) Inc.
(2)	Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended.